Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2017
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2Q17	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,446.8	1.5	1.5	0.0	0.0	0.0
Swaps	12,592.3	67.1	61.1	47.0	0.2	0.2
Options bought and sold (OTC)	2,108.8	30.6	28.7	0.0	0.0	0.0
Futures	509.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	487.1	0.2	0.2	0.0	0.0	0.0
Interest rate products	24,144.4	99.4	91.5	47.0	0.2	0.2
Forwards	1,352.3	16.2	16.1	13.1	0.1	0.0
Swaps	649.4	19.8	26.2	0.0	0.0	0.0
Options bought and sold (OTC)	418.0	5.5	5.7	3.1	0.0	0.0
Futures	10.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	4.5	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,435.1	41.5	48.0	16.2	0.1	0.0
Forwards	0.9	0.0	0.2	0.0	0.0	0.0
Swaps	206.6	4.7	5.8	0.0	0.0	0.0
Options bought and sold (OTC)	237.9	8.0	8.3	0.0	0.0	0.0
Futures	47.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	366.2	9.5	11.0	0.0	0.0	0.0
Equity/index-related products	858.7	22.2	25.3	0.0	0.0	0.0
Credit derivatives [2]	489.3	8.1	9.0	0.0	0.0	0.0
Forwards	6.2	0.0	0.0	0.0	0.0	0.0
Swaps	19.3	1.8	1.2	0.0	0.0	0.0
Options bought and sold (OTC)	15.0	0.2	0.1	0.0	0.0	0.0
Futures	15.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.7	0.0	0.0	0.0	0.0	0.0
Other products [3]	57.7	2.0	1.3	0.0	0.0	0.0
Total derivative instruments	27,985.2	173.2	175.1	63.2	0.3	0.2
The notional amount, PRV and NRV (trading and hedging) was CHF 28,048.4 billion, CHF 173.5 billion and CHF 175.3 billion, respectively, as of June 30, 2017.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 4Q16	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,321.9	3.3	3.2	0.0	0.0	0.0
Swaps	13,190.0	91.0	85.5	47.5	1.0	1.0
Options bought and sold (OTC)	2,164.4	43.1	41.1	0.0	0.0	0.0
Futures	522.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	468.0	0.2	0.2	0.0	0.0	0.0
Interest rate products	24,666.4	137.6	130.0	47.5	1.0	1.0
Forwards	1,211.6	19.2	20.8	11.0	0.1	0.0
Swaps	819.4	34.5	42.0	0.0	0.0	0.0
Options bought and sold (OTC)	416.8	8.1	8.4	4.8	0.0	0.0
Futures	17.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	4.1	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,469.7	61.8	71.2	15.8	0.1	0.0
Forwards	1.3	0.0	0.0	0.0	0.0	0.0
Swaps	191.0	4.7	5.3	0.0	0.0	0.0
Options bought and sold (OTC)	206.5	7.7	7.4	0.0	0.0	0.0
Futures	41.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	355.9	11.6	13.1	0.0	0.0	0.0
Equity/index-related products	796.2	24.0	25.8	0.0	0.0	0.0
Credit derivatives [2]	558.7	8.1	9.2	0.0	0.0	0.0
Forwards	7.2	0.1	0.2	0.0	0.0	0.0
Swaps	20.1	2.0	1.4	0.0	0.0	0.0
Options bought and sold (OTC)	20.2	0.4	0.3	0.0	0.0	0.0
Futures	14.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	3.4	0.0	0.1	0.0	0.0	0.0
Other products [3]	65.2	2.5	2.0	0.0	0.0	0.0
Total derivative instruments	28,556.2	234.0	238.2	63.3	1.1	1.0
The notional amount, PRV and NRV (trading and hedging) was CHF 28,619.5 billion, CHF 235.1 billion and CHF 239.2 billion, respectively, as of December 31, 2016.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.

Fair value hedges
Fair value hedges
in	2Q17	1Q17	2Q16	6M17	6M16
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	282	(251)	689	31	1,907
Total	282	(251)	689	31	1,907
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	(301)	257	(751)	(44)	(2,071)
Total	(301)	257	(751)	(44)	(2,071)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(19)	6	(62)	(13)	(164)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2Q17		1Q17		2Q16		6M17		6M16
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	8		(7)		35		1		97
Foreign exchange products	(26)		(4)		(4)		(30)		(9)
Total	(18)		(11)		31		(29)		88
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products	(2)	[1]	0		8	[1]	(2)	[1]	16	[1]
Foreign exchange products	(16)	[2,3]	(4)	[2,3]	(2)	[2,3,4]	(20)	[2,3]	(11)	[2,3,4]
Total	(18)		(4)		6		(22)		5
Details of cash flow hedges (CHF million)
Net gains/(losses) on the ineffective portion [2]	(2)		3		(1)		1		31
Represents gains/(losses) on effective portion.
1 Included in interest and dividend income.
2 Included in trading revenues.
3 Included in other revenues.
4 Included in total other operating expenses.

Net investment hedges
Net investment hedges
in	2Q17	1Q17	2Q16	6M17	6M16
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	133	(187)	(232)	(54)	(252)
Total	133	(187)	(232)	(54)	(252)
Represents gains/(losses) on effective portion.

Credit protection sold/purchased
Credit protection sold/purchased
end of	2Q17						4Q16
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(67.2)	60.0		(7.2)	13.2	0.8	(72.4)	67.4		(5.0)	14.3	0.7
Non-investment grade	(29.1)	26.0		(3.1)	13.6	(0.7)	(30.3)	28.1		(2.2)	18.1	(1.0)
Total single-name instruments	(96.3)	86.0		(10.3)	26.8	0.1	(102.7)	95.5		(7.2)	32.4	(0.3)
of which sovereign	(23.4)	21.4		(2.0)	5.8	(0.6)	(27.7)	25.6		(2.1)	6.5	(0.9)
of which non-sovereign	(72.9)	64.6		(8.3)	21.0	0.7	(75.0)	69.9		(5.1)	25.9	0.6
Multi-name instruments (CHF billion)
Investment grade [2]	(96.7)	94.3		(2.4)	42.2	0.0	(115.0)	113.9		(1.1)	41.2	0.0
Non-investment grade	(15.9)	15.3	[3]	(0.6)	8.5	0.6	(20.9)	19.5	[3]	(1.4)	9.8	0.3
Total multi-name instruments	(112.6)	109.6		(3.0)	50.7	0.6	(135.9)	133.4		(2.5)	51.0	0.3
of which sovereign	(0.2)	0.2		0.0	0.6	0.0	(0.3)	0.2		(0.1)	0.7	0.1
of which non-sovereign	(112.4)	109.4		(3.0)	50.1	0.6	(135.6)	133.2		(2.4)	50.3	0.2
Total instruments (CHF billion)
Investment grade [2]	(163.9)	154.3		(9.6)	55.4	0.8	(187.4)	181.3		(6.1)	55.5	0.7
Non-investment grade	(45.0)	41.3		(3.7)	22.1	(0.1)	(51.2)	47.6		(3.6)	27.9	(0.7)
Total instruments	(208.9)	195.6		(13.3)	77.5	0.7	(238.6)	228.9		(9.7)	83.4	0.0
of which sovereign	(23.6)	21.6		(2.0)	6.4	(0.6)	(28.0)	25.8		(2.2)	7.2	(0.8)
of which non-sovereign	(185.3)	174.0		(11.3)	71.1	1.3	(210.6)	203.1		(7.5)	76.2	0.8
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
end of	2Q17				4Q16
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	7.0	0.1	1.0	8.1	10.5	0.2	1.1	11.8
Collateral posted	6.0	0.1	–	6.1	9.5	0.2	–	9.7
Additional collateral required in a one-notch downgrade event	0.2	0.1	0.0	0.3	0.3	0.2	0.0	0.5
Additional collateral required in a two-notch downgrade event	1.0	0.3	0.5	1.8	1.3	0.4	0.5	2.2
Additional collateral required in a three-notch downgrade event	1.1	0.6	0.7	2.4	1.5	0.7	0.7	2.9

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2Q17	4Q16
Credit derivatives (CHF billion)
Credit protection sold	208.9	238.6
Credit protection purchased	195.6	228.9
Other protection purchased	77.5	83.4
Other instruments [1]	7.3	7.8
Total credit derivatives	489.3	558.7
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2Q17 (CHF billion)
Single-name instruments	28.1	60.3	7.9	96.3
Multi-name instruments	33.5	63.0	16.1	112.6
Total instruments	61.6	123.3	24.0	208.9
4Q16 (CHF billion)
Single-name instruments	24.2	72.7	5.8	102.7
Multi-name instruments	27.5	84.7	23.7	135.9
Total instruments	51.7	157.4	29.5	238.6

Bank
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 6M17	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,446.8	1.5	1.5	0.0	0.0	0.0
Swaps	12,593.3	67.1	61.2	47.0	0.2	0.2
Options bought and sold (OTC)	2,108.8	30.6	28.7	0.0	0.0	0.0
Futures	509.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	487.1	0.2	0.2	0.0	0.0	0.0
Interest rate products	24,145.4	99.4	91.6	47.0	0.2	0.2
Forwards	1,352.3	16.2	16.1	13.1	0.1	0.0
Swaps	649.4	19.8	26.2	0.0	0.0	0.0
Options bought and sold (OTC)	418.0	5.5	5.7	3.1	0.0	0.0
Futures	10.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	4.5	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,435.1	41.5	48.0	16.2	0.1	0.0
Forwards	0.9	0.0	0.2	0.0	0.0	0.0
Swaps	206.6	4.7	5.8	0.0	0.0	0.0
Options bought and sold (OTC)	237.9	8.0	8.3	0.0	0.0	0.0
Futures	47.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	366.2	9.5	11.0	0.0	0.0	0.0
Equity/index-related products	858.7	22.2	25.3	0.0	0.0	0.0
Credit derivatives [2]	489.3	8.1	9.0	0.0	0.0	0.0
Forwards	6.2	0.0	0.0	0.0	0.0	0.0
Swaps	19.3	1.8	1.2	0.0	0.0	0.0
Options bought and sold (OTC)	15.1	0.2	0.1	0.0	0.0	0.0
Futures	15.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.7	0.0	0.0	0.0	0.0	0.0
Other products [3]	57.8	2.0	1.3	0.0	0.0	0.0
Total derivative instruments	27,986.3	173.2	175.2	63.2	0.3	0.2
The notional amount, PRV and NRV (trading and hedging) was CHF 28,049.5 billion, CHF 173.5 billion and CHF 175.4 billion, respectively, as of June 30, 2017.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2016	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,321.9	3.3	3.2	0.0	0.0	0.0
Swaps	13,191.0	91.0	85.5	47.5	1.0	1.0
Options bought and sold (OTC)	2,164.4	43.1	41.1	0.0	0.0	0.0
Futures	522.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	468.0	0.2	0.2	0.0	0.0	0.0
Interest rate products	24,667.4	137.6	130.0	47.5	1.0	1.0
Forwards	1,211.6	19.2	20.8	11.0	0.1	0.0
Swaps	819.4	34.5	42.0	0.0	0.0	0.0
Options bought and sold (OTC)	416.8	8.1	8.4	4.8	0.0	0.0
Futures	17.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	4.1	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,469.7	61.8	71.2	15.8	0.1	0.0
Forwards	1.3	0.0	0.0	0.0	0.0	0.0
Swaps	191.3	4.7	5.3	0.0	0.0	0.0
Options bought and sold (OTC)	206.9	7.7	7.6	0.0	0.0	0.0
Futures	41.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	355.9	11.6	13.1	0.0	0.0	0.0
Equity/index-related products	796.9	24.0	26.0	0.0	0.0	0.0
Credit derivatives [2]	558.7	8.1	9.2	0.0	0.0	0.0
Forwards	7.2	0.1	0.2	0.0	0.0	0.0
Swaps	20.1	2.0	1.4	0.0	0.0	0.0
Options bought and sold (OTC)	20.2	0.4	0.3	0.0	0.0	0.0
Futures	14.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	3.4	0.0	0.1	0.0	0.0	0.0
Other products [3]	65.2	2.5	2.0	0.0	0.0	0.0
Total derivative instruments	28,557.9	234.0	238.4	63.3	1.1	1.0
The notional amount, PRV and NRV (trading and hedging) was CHF 28,621.2 billion, CHF 235.1 billion and CHF 239.4 billion, respectively, as of December 31, 2016.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.

Fair value hedges
Fair value hedges
in	6M17	6M16
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	31	1,907
Total	31	1,907
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	(44)	(2,071)
Total	(44)	(2,071)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(13)	(164)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	6M17		6M16
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	1		97
Foreign exchange products	(30)		(3)
Total	(29)		94
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products	(2)	[1]	16	[1]
Foreign exchange products	(17)	[2]	(7)	[2,3]
Total	(19)		9
Details of cash flow hedges (CHF million)
Net gains on the ineffective portion [2] [2]	1		31
1 Included in interest and dividend income.
2 Included in trading revenues.
3 Included in total other operating expenses.

Net investment hedges	Net investment hedges
in	6M17	6M16
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	(54)	(253)
Total	(54)	(253)
Represents gains/(losses) on effective portion.

Credit protection sold/purchased
Credit protection sold/purchased
end of	6M17						2016
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(67.2)	60.0		(7.2)	13.2	0.8	(72.4)	67.4		(5.0)	14.3	0.7
Non-investment grade	(29.1)	26.0		(3.1)	13.6	(0.7)	(30.3)	28.1		(2.2)	18.1	(1.0)
Total single-name instruments	(96.3)	86.0		(10.3)	26.8	0.1	(102.7)	95.5		(7.2)	32.4	(0.3)
of which sovereign	(23.4)	21.4		(2.0)	5.8	(0.6)	(27.7)	25.6		(2.1)	6.5	(0.9)
of which non-sovereign	(72.9)	64.6		(8.3)	21.0	0.7	(75.0)	69.9		(5.1)	25.9	0.6
Multi-name instruments (CHF billion)
Investment grade [2]	(96.7)	94.3		(2.4)	42.2	0.0	(115.0)	113.9		(1.1)	41.2	0.0
Non-investment grade	(15.9)	15.3	[3]	(0.6)	8.5	0.6	(20.9)	19.5	[3]	(1.4)	9.8	0.3
Total multi-name instruments	(112.6)	109.6		(3.0)	50.7	0.6	(135.9)	133.4		(2.5)	51.0	0.3
of which sovereign	(0.2)	0.2		0.0	0.6	0.0	(0.3)	0.2		(0.1)	0.7	0.1
of which non-sovereign	(112.4)	109.4		(3.0)	50.1	0.6	(135.6)	133.2		(2.4)	50.3	0.2
Total instruments (CHF billion)
Investment grade [2]	(163.9)	154.3		(9.6)	55.4	0.8	(187.4)	181.3		(6.1)	55.5	0.7
Non-investment grade	(45.0)	41.3		(3.7)	22.1	(0.1)	(51.2)	47.6		(3.6)	27.9	(0.7)
Total instruments	(208.9)	195.6		(13.3)	77.5	0.7	(238.6)	228.9		(9.7)	83.4	0.0
of which sovereign	(23.6)	21.6		(2.0)	6.4	(0.6)	(28.0)	25.8		(2.2)	7.2	(0.8)
of which non-sovereign	(185.3)	174.0		(11.3)	71.1	1.3	(210.6)	203.1		(7.5)	76.2	0.8
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
end of	6M17				2016
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	7.0	0.1	1.0	8.1	10.5	0.2	1.1	11.8
Collateral posted	6.0	0.1	–	6.1	9.5	0.2	–	9.7
Additional collateral required in a one-notch downgrade event	0.2	0.1	0.0	0.3	0.3	0.2	0.0	0.5
Additional collateral required in a two-notch downgrade event	1.0	0.3	0.5	1.8	1.3	0.4	0.5	2.2
Additional collateral required in a three-notch downgrade event	1.1	0.6	0.7	2.4	1.5	0.7	0.7	2.9

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	6M17	2016
Credit derivatives (CHF billion)
Credit protection sold	208.9	238.6
Credit protection purchased	195.6	228.9
Other protection purchased	77.5	83.4
Other instruments [1]	7.3	7.8
Total credit derivatives	489.3	558.7
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M17 (CHF billion)
Single-name instruments	28.1	60.3	7.9	96.3
Multi-name instruments	33.5	63.0	16.1	112.6
Total instruments	61.6	123.3	24.0	208.9
2016 (CHF billion)
Single-name instruments	24.2	72.7	5.8	102.7
Multi-name instruments	27.5	84.7	23.7	135.9
Total instruments	51.7	157.4	29.5	238.6